Property, plant and equipment - Assets classified as held for sale (Details) - ZAR (R) R in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Non-current assets
Property, plant and equipment	R 457,446	R 334,038	R 294,120
Current assets
Assets classified as held for sale	17,058	17,058
Total property, plant and equipment	R 474,504	R 351,096